Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	Hennessy SPARX Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001260723
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2012
Hennessy Select SPARX Japan Fund (First Prospectus Summary) | Hennessy Select SPARX Japan Fund | Original Class shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPXJX
Hennessy Select SPARX Japan Smaller Companies Fund (Prospectus Summary) | Hennessy Select SPARX Japan Smaller Companies Fund | Original Class shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPJSX
Hennessy Select SPARX Japan Fund (Second Prospectus Summary) | Hennessy Select SPARX Japan Fund | Institutional Class shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPARX